Share Based Compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk-free interest rates
Expected life (years)	0 years	10 years	10 years
Expected volatility
Expected dividend yield		0.00%	0.00%
Exercise multiple		$ 2.20	$ 2.20
Post-vesting forfeit rate		10.00%	10.00%
Fair value of underlying ordinary shares		$ 7.45
Fair value of share option
Minimum [Member]
Risk-free interest rates		1.06%	1.58%
Expected volatility		31.90%	45.00%
Fair value of underlying ordinary shares			$ 0.615
Fair value of share option		$ 2.34	$ 0.309
Maximum [Member]
Risk-free interest rates		2.32%	2.60%
Expected volatility		43.90%	46.00%
Fair value of underlying ordinary shares			$ 0.697
Fair value of share option		$ 7.45	$ 0.315